Parent Only Financial Statements-Schedule of Condensed Statements of Operations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
OTHER INCOME (EXPENSES)
Interest income	$ 72,651	$ 64,136	$ 19,513
Unrealized gain from investment in funds	22,621	2,621
TOTAL OTHER INCOME (EXPENSE), NET	162,703	46,229	(5,354)
OPERATING COST AND EXPENSES
Staff costs and employee benefits	1,623,759	1,839,746	1,930,900
Advertising and promotion expenses	803,483	999,354	859,473
Professional expenses	782,448	173,106	260,224
Bank charges	137,746	210,688	163,710
Other general and administrative expenses	546,946	433,132	381,336
Operating Costs and Expenses, Total
LOSS BEFORE INCOME TAX EXPENSES	133,466	1,435,167	1,003,494
Income tax expenses	156,114	236,082	181,751
Net Income (Loss)	(22,648)	1,199,085	777,811
Parent Company [Member]
OTHER INCOME (EXPENSES)
Interest income	26,899
Unrealized gain from investment in funds	26,000
Other expenses	(1,512)
TOTAL OTHER INCOME (EXPENSE), NET	51,387
OPERATING COST AND EXPENSES
Staff costs and employee benefits	(92,219)
Advertising and promotion expenses	(101,832)
Professional expenses	(772,554)	(185,134)	(250,000)
Bank charges	(890)
Other general and administrative expenses	(94,493)
Operating Costs and Expenses, Total	(1,061,988)	(185,134)
LOSS BEFORE INCOME TAX EXPENSES	(1,010,601)	(185,134)	(250,000)
Income tax expenses
Net Income (Loss)	$ (1,010,601)	$ (185,134)	$ (250,000)